Stock Incentive Plan - Schedule of the Fair Value of Options Granted (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option term (years)	5 years 8 months 12 days	5 years 8 months 12 days
Expected volatility	67.90%	67.90%
Risk-free rate of return	4.30%	4.30%
Expected annual dividend yield	0.00%	0.00%
Options outstanding
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option term (years)			7 years 4 months 24 days
Expected volatility			69.10%
Risk-free rate of return			2.50%
Expected annual dividend yield			0.00%